EARNINGS PER SHARE - Weighted Average Number of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic (in shares)	58,815,526	59,072,119	58,727,751
Effect of stock options (in shares)	268,649	371,933	473,446
Effect of PSUs (in shares)	0	143,717	1,168,030
Diluted (in shares)	59,084,175	59,587,769	60,369,227